SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total stock-based compensation expenses recognized:
Stock-based compensation expense	$ 170	$ 84	$ 93
Cost of Revenues [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	17	11	7
Research and Development Expenses [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	45	13	$ 7
Selling and Marketing [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	12	1
General and Administrative Expenses [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	$ 96	$ 59	$ 79